Employee Benefit Plans - Obligations and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013 Pension Benefits [Member]	Dec. 29, 2012 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member]	Dec. 28, 2013 Pension Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Pension Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Pension Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Other Benefits [Member]	Dec. 29, 2012 Other Benefits [Member]	Dec. 31, 2011 Other Benefits [Member]	Dec. 28, 2013 Other Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Other Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Other Benefits [Member] Continental Cement Company, L.L.C. [Member]
Change in benefit obligations:
Beginning of period	$ 28,674	$ 26,514		$ 28,674	$ 26,514		$ 15,810	$ 14,467		$ 15,810	$ 14,467
Service cost	295	276	275	295	276	275	236	207	227	236	207	227
Interest cost	963	1,055	1,161	963	1,055	1,161	513	585	710	513	585	710
Actuarial (gain) loss	(2,674)	2,347		(2,674)	2,347		(1,048)	1,597		(1,048)	1,597
Special termination benefits							39			39
Benefits paid	(1,614)	(1,518)		(1,614)	(1,518)		(1,395)	(1,046)		(1,395)	(1,046)
End of period	25,644	28,674	26,514	25,644	28,674	26,514	14,155	15,810	14,467	14,155	15,810	14,467
Change in fair value of plan assets:
Beginning of period	17,863	16,639		17,863	16,639
Actual return on plan assets	1,512	1,205		1,512	1,205
Employer contributions	1,313	1,537		1,313	1,537		1,395	1,046		1,395	1,046
Benefits paid	(1,614)	(1,518)		(1,614)	(1,518)		(1,395)	(1,046)		(1,395)	(1,046)
End of period	19,074	17,863	16,639	19,074	17,863	16,639
Funded status of plans	(6,570)	(10,811)		(6,570)	(10,811)		(14,155)	(15,810)		(14,155)	(15,810)
Current liabilities							(1,268)	(1,055)		(1,268)	(1,055)
Noncurrent liabilities	(6,570)	(10,811)		(6,570)	(10,811)		(12,887)	(14,755)		(12,887)	(14,755)
Liability recognized	(6,570)	(10,811)		(6,570)	(10,811)		(14,155)	(15,810)		(14,155)	(15,810)
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	4,831	8,056		4,831	8,056		4,139	5,501		4,139	5,501
Prior service cost							(1,346)	(1,526)		(1,346)	(1,526)
Total amount recognized	$ 4,831	$ 8,056		$ 4,831	$ 8,056		$ 2,793	$ 3,975		$ 2,793	$ 3,975